Cover	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-12364
Entity Registrant Name	HSBC Bank plc
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	8 Canada Square
Entity Address, City or Town	London
Entity Address, Postal Zip Code	E14 5HQ
Entity Address, Country	GB
Title of 12(b) Security	Zero Coupon Callable Accreting Senior Unsecured Notes due 2042 (US40442B2A43)
Trading Symbol	HSBC/42A
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	796,969,112
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001140465
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	8 Canada Square
Entity Address, City or Town	London
Entity Address, Postal Zip Code	E14 5HQ
Entity Address, Country	GB
Contact Personnel Name	Matthew Gillen
City Area Code	+44
Local Phone Number	7584404734
Contact Personnel Email Address	matthew.gillen@hsbcib.com